INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate	$ 3,668,171
Effective income tax rate	26.54%
Tax effect of non-deductible expenses	$ 695,713	$ 460,045	$ (59,636)
Tax effect of non-deductible expenses	5.04%
Tax effect of R&D expenses deduction	$ (165,428)
Tax effect of R&D expenses deduction	(1.20%)
Change in valuation allowance	$ 53,640
Change in valuation allowance	0.39%
P R C Statutory Income Tax [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate	$ 3,455,493
Effective income tax rate	25.00%
H N T E Tax [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate	$ (1,435,479)
Effective income tax rate	(10.39%)
Hongkong Statutory Tax Rate [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate	$ (22,847)
Effective income tax rate	(0.17%)
Vietnam Statutory Tax Rate [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate	$ 13,803
Effective income tax rate	0.10%
Cayman Island Statutory Tax Rate [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate	$ 1,073,752
Effective income tax rate	7.77%
Other Foreign Jurisdictions [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate	$ (476)
Effective income tax rate	0.00%